UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

LYRICAL U.S. HEDGED VALUE FUND

Institutional Class (LYRHX)

Investor Class (LYRDX)

Semi-Annual Report

May 31, 2017
(Unaudited)

LYRICAL FUNDS LETTER TO SHAREHOLDERS	June 19, 2017

Dear Fellow Shareholders,

Enclosed is the semi-annual report to shareholders of the Lyrical U.S. Value Equity Fund (the “Value Fund”) and Lyrical U.S. Hedged Value Fund (the “ Hedged Value Fund”) (collectively, the “Funds”). On behalf of the Funds and their investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

Lyrical U.S. Value Equity Fund

Since its launch on February 4, 2013 through May 31, 2017, the Value Fund – Institutional Class has produced a cumulative total return of +94.63%, compared to the +76.78% cumulative total return for the S&P 500 Index (the “S&P 500”). For the six months ended May 31, 2017, the Value Fund – Institutional Class produced a total return of +8.90% compared to the total return for the S&P 500 of +10.81%. For the six months ended May 2017, the three positions that most positively impacted performance were Broadcom Limited (AVGO), Western Digital Corporation (WDC), and Anthem, Inc. (ANTM) with contributions of 245 basis points (bps) (up 42%), 143 bps (up 43%) and 111 bps (up 29%), respectively; conversely, the three positions that most negatively impacted performance were EOG Resources, Inc. (EOG), Hertz Global Holdings, Inc. (HTZ), and Avis Budget Group, Inc. (CAR) which detracted 49 bps (down 12%), 44 bps (down 59%) and 42 bps (down 40%), respectively.

In analyzing the Fund portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Our success rate has been high over the life of the Value Fund, as 82% of the Fund’s investments posted gains, and 58% outperformed the S&P 500. Skew has also been a positive factor, as the Fund’s outperformers have outperformed by 63%, while our underperformers have underperformed by 44% over the life of the Fund. For the six month period ended May 31, 2016, 62% of the Fund’s investments posted gains, and 41% outperformed the S&P 500. For the six month period skew has been a negative factor as the Fund’s outperformers have outperformed by 11%, while our underperformers have underperformed by 17%.

During the life of the Value Fund we have sold seventeen positions, as four companies announced they were being acquired, ten approached our estimates of fair value, for one we lost conviction in our thesis, for one the company announced or completed acquisitions which increased the complexity and decreased analyzability and for one the risk/reward became less compelling than other opportunities. For each sale we added a new position from our pipeline of opportunities. We are still finding attractive stock opportunities to add to the portfolio, even as some of our existing positions begin to approach our estimates of fair value.

As of May 31, 2017, the valuation of our portfolio is 12.9x next twelve months consensus earnings. The S&P 500 has a valuation of 17.6x on this same basis, a premium of 36% over the Fund.

1

Lyrical U.S. Hedged Value Fund

In July 2014 we launched the Hedged Value Fund as a liquid alternatives product that employs the same long portfolio as the Value Fund (see discussion above). Sector exchange-traded fund (ETF) hedges are used on the short side to create a portfolio that aims to maintain net long exposures of 50%. This provides a hedged option for those wishing exposure to the long portfolio but unwilling to accept unhedged equity market exposure.

Since its launch on July 14, 2014 through May 31, 2017, the Hedged Value Fund – Institutional Class has produced a cumulative total return of +3.79%, compared to the +29.68% cumulative total return for the S&P 500. For the six months ended May 31, 2017, the Hedged Value Fund – Institutional Class produced a total return of +3.72% compared to the total return for the S&P 500 of +10.81%. In rising equity markets one should expect Hedged Value Fund’s performance to lag that of the S&P 500, as it did for both the above periods, as our hedges detract from total return.

Lyrical Asset Management’s Investment Philosophy and Portfolio Construction

As there have been a significant number of new investors since our previous letter to the Funds’ shareholders, we’d like to briefly outline our investment philosophy and portfolio construction approach.

We believe our strategy and approach to investing differentiate us from other investment managers, even those that share a value approach to investing. We are deep value investors and by this we mean that we look to invest in companies trading significantly below intrinsic value. This separates us from other value managers who focus on relative value or core value approaches and whose portfolio characteristics have higher Price/Earnings, Price/Book and Price/Cash Flow multiples. We assess valuation based on current price relative to long-term normalized earnings, which contrasts us to those that rely on Price/Book or dividend yield. We only invest in what we consider to be quality businesses that we believe should earn good returns on invested capital, and avoid volatile businesses and companies with excessive leverage. Other value investors may consider owning any business regardless of quality if they believe the price is low enough. Lastly, we only invest in businesses we can understand, and avoid those that are excessively complex or require specialized technical knowledge, even though they may appear cheap from a high-level perspective.

We construct our portfolio purely bottom up and without regard to what is or is not contained in a benchmark. We are concerned with concentration risk, and have strict limits on how much capital can be invested in any one position or any one industry. Our long portfolio is constructed to be balanced and diversified across approximately 33 positions, giving us exposure to many different types of companies and situations without sacrificing our strict investment standards.

Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington
Portfolio Manager

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit the Funds’ website at www.lyricalvaluefunds.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2017, please see the Schedules of Investments and Schedule of Securities Sold Short sections of the Semi-Annual Report. The opinions of the Funds’ adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

LYRICAL U.S. VALUE EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2017 (Unaudited)

Lyrical U.S. Value Equity Fund vs S&P 500® Index
Sector Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Broadcom Ltd.	7.7%
Aetna, Inc.	5.0%
Corning, Inc.	4.9%
Anthem, Inc.	4.6%
Western Digital Corporation	4.3%
TE Connectivity Ltd.	4.2%
Eaton Corporation plc	4.2%
Aflac, Inc.	4.1%
Lincoln National Corporation	3.9%
Ameriprise Financial, Inc.	3.7%

4

LYRICAL U.S. HEDGED VALUE FUND
PORTFOLIO INFORMATION
May 31, 2017 (Unaudited)

Lyrical U.S. Hedged Value Fund vs S&P 500® Index
Sector Diversification

*

The percentages above for Lyrical U.S. Hedged Value Fund represent the net percentages for the Fund and are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund.

Top Ten Long Positions

Security Description	% of Net Assets
Broadcom Ltd.	5.6%
Anthem, Inc.	5.3%
Corning, Inc.	5.0%
TE Connectivity Ltd.	4.8%
Aetna, Inc.	4.6%
Aflac, Inc.	4.3%
Celanese Corporation - Series A	4.2%
Lincoln National Corporation	4.1%
Eaton Corporation plc	4.0%
Ameriprise Financial, Inc.	3.8%

5

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2017 (Unaudited)
COMMON STOCKS — 96.7%	Shares	Value
Consumer Discretionary — 9.5%
Auto Components — 3.2%
Goodyear Tire & Rubber Company (The)	860,939	$27,739,454
Tenneco, Inc.	192,548	10,946,354
		38,685,808
Household Durables — 3.4%
Whirlpool Corporation	222,768	41,332,375

Internet & Direct Marketing Retail — 2.9%
Liberty Interactive Corporation QVC Group - Series A (a)	1,511,162	35,451,861

Energy — 9.6%
Energy Equipment & Services — 2.4%
National Oilwell Varco, Inc.	902,579	29,487,256

Oil, Gas & Consumable Fuels — 7.2%
EOG Resources, Inc.	478,195	43,185,790
Suncor Energy, Inc.	1,399,749	43,826,141
		87,011,931
Financials — 19.2%
Capital Markets — 6.0%
Affiliated Managers Group, Inc.	182,162	28,025,624
Ameriprise Financial, Inc.	369,643	44,649,178
		72,674,802
Insurance — 13.2%
Aflac, Inc.	664,273	50,072,899
Assurant, Inc.	221,333	21,686,207
Lincoln National Corporation	720,570	46,822,638
Willis Towers Watson plc	278,895	40,894,374
		159,476,118
Health Care — 9.6%
Health Care Providers & Services — 9.6%
Aetna, Inc.	416,510	60,335,639
Anthem, Inc.	308,818	56,312,962
		116,648,601
Industrials — 12.1%
Building Products — 3.4%
Johnson Controls International plc	994,409	41,526,520

Construction & Engineering — 1.2%
AECOM (a)	439,809	14,122,267

6

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.7% (Continued)	Shares	Value
Industrials — 12.1% (Continued)
Electrical Equipment — 4.2%
Eaton Corporation plc	658,291	$50,938,557

Road & Rail — 0.9%
Avis Budget Group, Inc. (a)	333,302	7,629,283
Hertz Global Holdings, Inc. (a)	344,866	3,521,082
		11,150,365
Trading Companies & Distributors — 2.4%
AerCap Holdings N.V. (a)	667,993	29,405,052

Information Technology — 32.2%
Communications Equipment — 2.9%
ARRIS International plc (a)	476,733	13,367,593
CommScope Holding Company, Inc. (a)	597,693	22,108,664
		35,476,257
Electronic Equipment, Instruments & Components — 11.6%
Corning, Inc.	2,025,925	58,954,417
Flex Ltd. (a)	1,804,739	31,149,795
TE Connectivity Ltd.	647,496	51,055,060
		141,159,272
IT Services — 2.7%
Western Union Company (The)	1,694,437	32,228,192

Semiconductors & Semiconductor Equipment — 9.0%
Broadcom Ltd.	391,044	93,647,217
Microsemi Corporation (a)	322,710	15,848,288
		109,495,505
Technology Hardware, Storage & Peripherals — 6.0%
NCR Corporation (a)	534,018	20,575,714
Western Digital Corporation	578,834	52,129,790
		72,705,504
Materials — 4.5%
Chemicals — 3.5%
Celanese Corporation - Series A	489,845	42,396,085

Containers & Packaging — 1.0%
Owens-Illinois, Inc. (a)	535,191	12,079,261

Total Common Stocks (Cost $959,220,805)		$1,173,451,589

7

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.67% (b) (Cost $31,141,672)	31,141,672	$31,141,672

Total Investments at Value — 99.3% (Cost $990,362,477)		$1,204,593,261

Other Assets in Excess of Liabilities — 0.7%		8,962,238

Net Assets — 100.0%		$1,213,555,499

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2017.
See accompanying notes to financial statements.

8

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2017 (Unaudited)
COMMON STOCKS — 98.2%	Shares	Value
Consumer Discretionary — 10.3%
Auto Components — 3.6%
Goodyear Tire & Rubber Company (The) (a)	1,165	$37,536
Tenneco, Inc.	256	14,554
		52,090
Household Durables — 3.6%
Whirlpool Corporation (a)	285	52,879

Internet & Direct Marketing Retail — 3.1%
Liberty Interactive Corporation QVC Group - Series A (a) (b)	1,950	45,747

Energy — 8.3%
Energy Equipment & Services — 1.8%
National Oilwell Varco, Inc. (a)	788	25,744

Oil, Gas & Consumable Fuels — 6.5%
EOG Resources, Inc. (a)	529	47,774
Suncor Energy, Inc. (a)	1,498	46,902
		94,676
Financials — 19.9%
Capital Markets — 6.2%
Affiliated Managers Group, Inc.	223	34,309
Ameriprise Financial, Inc. (a)	460	55,563
		89,872
Insurance — 13.7%
Aflac, Inc. (a)	833	62,791
Assurant, Inc. (a)	318	31,158
Lincoln National Corporation (a)	923	59,977
Willis Towers Watson plc (a)	313	45,895
		199,821
Health Care – 9.9%
Health Care Providers & Services – 9.9%
Aetna, Inc. (a)	465	67,360
Anthem, Inc. (a)	427	77,863
		145,223
Industrials — 12.5%
Building Products — 3.4%
Johnson Controls International plc (a)	1,193	49,820

Construction & Engineering — 1.1%
AECOM (a) (b)	522	16,761

9

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.2% (Continued)	Shares	Value
Industrials — 12.5% (Continued)
Electrical Equipment — 4.0%
Eaton Corporation plc (a)	761	$58,886

Road & Rail — 1.1%
Avis Budget Group, Inc. (a) (b)	477	10,919
Hertz Global Holdings, Inc. (a) (b)	472	4,819
		15,738
Trading Companies & Distributors — 2.9%
AerCap Holdings N.V. (a) (b)	951	41,863

Information Technology — 32.0%
Communications Equipment — 3.1%
ARRIS International plc (b)	636	17,833
CommScope Holding Company, Inc. (b)	723	26,744
		44,577
Electronic Equipment, Instruments & Components — 11.3%
Corning, Inc. (a)	2,491	72,488
Flex Ltd. (b)	1,334	23,025
TE Connectivity Ltd. (a)	882	69,546
		165,059
IT Services — 3.1%
Western Union Company (The) (a)	2,407	45,781

Semiconductors & Semiconductor Equipment — 7.0%
Broadcom Ltd. (a)	340	81,423
Microsemi Corporation (b)	421	20,676
		102,099
Software — 1.8%
Symantec Corporation	866	26,248

Technology Hardware, Storage & Peripherals — 5.7%
NCR Corporation (a) (b)	756	29,129
Western Digital Corporation (a)	593	53,405
		82,534
Materials — 5.3%
Chemicals — 4.2%
Celanese Corporation - Series A (a)	700	60,585

Containers & Packaging — 1.1%
Owens-Illinois, Inc. (a) (b)	745	16,815

Total Common Stocks (Cost $1,309,664)		$1,432,818

10

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 14.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.67% (c) (Cost $210,775)	210,775	$210,775

Total Investments at Value — 112.7% (Cost $1,520,439)		$1,643,593

Liabilities in Excess of Other Assets (d) — (12.7%)		(184,647)

Net Assets — 100.0%		$1,458,946

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 2).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2017.
(d)	Includes cash held as margin deposits for short positions.
See accompanying notes to financial statements.

11

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF SECURITIES SOLD SHORT May 31, 2017 (Unaudited)
EXCHANGE-TRADED FUNDS — 50.8%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,072	$97,606
Energy Select Sector SPDR® Fund (The)	889	58,176
Financial Select Sector SPDR® Fund (The)	6,295	146,359
Health Care Select Sector SPDR® Fund (The)	880	66,950
Industrial Select Sector SPDR® Fund (The)	2,322	156,781
Materials Select Sector SPDR® Fund (The)	571	30,309
Technology Select Sector SPDR® Fund (The)	3,283	185,588
Total Securities Sold Short — 50.8% (Proceeds $621,503)		$741,769

See accompanying notes to financial statements.

12

LYRICAL FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2017 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
ASSETS
Investments in securities:
At acquisition cost	$990,362,477	$1,520,439
At value (Note 2)	$1,204,593,261	$1,643,593
Deposits with brokers for securities sold short (Note 2)	—	535,134
Dividends receivable	1,316,724	1,806
Receivable for investment securities sold	16,982,287	9,753
Receivable for capital shares sold	2,320,119	—
Receivable from Adviser (Note 4)	—	15,539
Other assets	46,910	12,305
Total assets	1,225,259,301	2,218,130

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $— and $621,503 respectively)	—	741,769
Payable for investment securities purchased	8,982,850	3,612
Payable for capital shares redeemed	1,309,574	—
Payable to Adviser (Note 4)	1,282,572	—
Payable to administrator (Note 4)	93,150	8,510
Accrued distribution fees (Note 4)	607	—
Accrued brokerage expense on securities sold short (Note 2)	—	319
Other accrued expenses	35,049	4,974
Total liabilities	11,703,802	759,184

NET ASSETS	$1,213,555,499	$1,458,946

NET ASSETS CONSIST OF:
Paid-in capital	$980,613,533	$1,441,412
Accumulated net investment loss	(567,718)	(12,466)
Accumulated net realized gains from security transactions	19,278,900	27,112
Net unrealized appreciation (depreciation) on:
Investments	214,230,784	123,154
Securities sold short	—	(120,266)
NET ASSETS	$1,213,555,499	$1,458,946

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$1,176,834,602	$862,363
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	66,048,924	85,949
Net asset value, offering price and redemption price per share (Note 2)	$17.82	$10.03
INVESTOR CLASS
Net assets applicable to Investor Class	$36,720,897	$596,583
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,065,581	59,900
Net asset value, offering price and redemption price per share (Note 2)	$17.78	$9.96

See accompanying notes to financial statements.

13

LYRICAL FUNDS STATEMENTS OF OPERATIONS Six Months Ended May 31, 2017 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
INVESTMENT INCOME
Dividend income	$7,452,333	$9,706
Foreign withholding taxes on dividends	(49,041)	(53)
Total investment income	7,403,292	9,653

EXPENSES
Investment advisory fees (Note 4)	7,186,164	11,059
Administration fees (Note 4)	369,792	15,000
Fund accounting fees (Note 4)	59,254	18,070
Compliance fees (Note 4)	58,585	6,000
Transfer agent fees (Note 4)	48,130	12,000
Distribution fees - Investor Class (Note 4)	57,640	727
Custody and bank service fees	43,094	3,171
Registration and filing fees	36,261	5,836
Professional fees	21,139	19,939
Postage and supplies	31,481	2,249
Networking fees	19,670	1
Trustees' fees and expenses (Note 4)	5,047	5,042
Printing of shareholder reports	5,713	2,912
Dividend expense on securities sold short (Note 2)	—	6,521
Insurance expense	1,564	1,564
Prime brokerage expense on securities sold short (Note 2)	—	2,253
Borrowing costs (Note 5)	1,339	—
Other expenses	17,320	3,453
Total expenses	7,962,193	115,797
Fee reductions and expense reimbursements by Adviser (Note 4)	—	(93,811)
Net expenses	7,962,193	21,986

NET INVESTMENT LOSS	(558,901)	(12,333)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	33,462,291	33,651
Securities sold short	—	(7,232)
Net change in unrealized appreciation (depreciation) on:
Investments	63,632,465	88,024
Securities sold short	—	(50,728)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	97,094,756	63,715

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,535,855	$51,382

See accompanying notes to financial statements.

14

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
FROM OPERATIONS
Net investment income (loss)	$(558,901)	$15,332,960
Net realized gains from security transactions	33,462,291	4,951,586
Net change in unrealized appreciation (depreciation) on investments	63,632,465	135,673,446
Net increase in net assets resulting from operations	96,535,855	155,957,992

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Class	(14,603,810)	(1,403,762)
From net investment income, Investor Class	(605,949)	(6,340)
From net realized gains, Institutional Class	—	(29,274,092)
From net realized gains, Investor Class	—	(2,366,361)
Decrease in net assets from distributions to shareholders	(15,209,759)	(33,050,555)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	225,756,410	653,121,923
Net asset value of shares issued in reinvestment of distributions to shareholders	11,750,916	24,129,237
Payments for shares redeemed	(131,761,625)	(395,236,728)
Net increase in Institutional Class net assets from capital share transactions	105,745,701	282,014,432

Investor Class
Proceeds from shares sold	4,945,671	59,719,286
Net asset value of shares issued in reinvestment of distributions to shareholders	585,478	2,323,727
Payments for shares redeemed	(31,163,712)	(66,805,457)
Net decrease in Investor Class net assets from capital share transactions	(25,632,563)	(4,762,444)

TOTAL INCREASE IN NET ASSETS	161,439,234	400,159,425

NET ASSETS
Beginning of period	1,052,116,265	651,956,840
End of period	$1,213,555,499	$1,052,116,265

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(567,718)	$15,200,942

See accompanying notes to financial statements.

15

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	13,068,031	47,161,187
Shares issued in reinvestment of distributions to shareholders	715,647	1,509,246
Shares redeemed	(7,619,650)	(26,574,555)
Net increase in shares outstanding	6,164,028	22,095,878
Shares outstanding at beginning of period	59,884,896	37,789,018
Shares outstanding at end of period	66,048,924	59,884,896

Investor Class
Shares sold	287,855	3,943,726
Shares issued in reinvestment of distributions to shareholders	35,678	147,285
Shares redeemed	(1,780,930)	(4,510,214)
Net decrease in shares outstanding	(1,457,397)	(419,203)
Shares outstanding at beginning of period	3,522,978	3,942,181
Shares outstanding at end of period	2,065,581	3,522,978

See accompanying notes to financial statements.

16

LYRICAL U.S. HEDGED VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
FROM OPERATIONS
Net investment loss	$(12,333)	$(5,088)
Net realized gains (losses) from:
Investments	33,651	41,829
Securities sold short	(7,232)	(1,927)
Net change in unrealized appreciation (depreciation) on:
Investments	88,024	95,448
Securities sold short	(50,728)	(54,825)
Net increase in net assets resulting from operations	51,382	75,437

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net realized gains, Institutional Class	—	(27,448)
From net realized gains, Investor Class	—	(20,037)
Decrease in net assets from distributions to shareholders	—	(47,485)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	10,000	—
Net asset value of shares issued in reinvestment of distributions to shareholders	—	26,757
Net increase in Institutional Class net assets from capital share transactions	10,000	26,757

Investor Class
Proceeds from shares sold	13,250	13,373
Net asset value of shares issued in reinvestment of distributions to shareholders	—	19,764
Payments for shares redeemed	(12,159)	(86,803)
Net increase (decrease) in Investor Class net assets from capital share transactions	1,091	(53,666)

TOTAL INCREASE IN NET ASSETS	62,473	1,043

NET ASSETS
Beginning of period	1,396,473	1,395,430
End of period	$1,458,946	$1,396,473

ACCUMULATED NET INVESTMENT LOSS	$(12,466)	$(133)

See accompanying notes to financial statements.

17

LYRICAL U.S. HEDGED VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	990	—
Shares issued in reinvestment of distributions to shareholders	—	2,782
Net increase in shares outstanding	990	2,782
Shares outstanding at beginning of period	84,959	82,177
Shares outstanding at end of period	85,949	84,959

Investor Class
Shares sold	1,327	1,471
Shares issued in reinvestment of distributions to shareholders	—	2,067
Shares redeemed	(1,265)	(9,416)
Net increase (decrease) in shares outstanding	62	(5,878)
Shares outstanding at beginning of period	59,838	65,716
Shares outstanding at end of period	59,900	59,838

See accompanying notes to financial statements.

18

LYRICAL U.S. VALUE EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended Nov. 30, 2016	Year Ended Nov. 30, 2015		Year Ended Nov. 30, 2014		Period Ended Nov. 30, 2013 (a)
Net asset value at beginning of period	$16.60		$15.63	$16.29		$13.78		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.24	0.04		(0.00	)(b)	0.00	(b)
Net realized and unrealized gains (losses) on investments	1.47		1.40	(0.35)		2.66		3.78
Total from investment operations	1.46		1.64	(0.31)		2.66		3.78

Less distributions:
Dividends from net investment income	(0.24)		(0.04)	(0.00	)(b)	(0.00	)(b)	—
Distributions from net realized gains	—		(0.63)	(0.35)		(0.15)		—
Total distributions	(0.24)		(0.67)	(0.35)		(0.15)		—

Net asset value at end of period	$17.82		$16.60	$15.63		$16.29		$13.78

Total return (c)	8.90	%(d)	10.73%	(1.91%)		19.41%		37.80	%(d)

Net assets at end of period (000's)	$1,176,835		$993,904	$590,582		$547,021		$97,948

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.37	%(e)	1.38%	1.42%		1.45%		1.93	%(e)

Ratio of net expenses to average net assets	1.37	%(e)(f)	1.38%	1.42%		1.44	%(g)	1.45	%(e)(g)

Ratio of net investment income (loss) to average net assets	(0.08	%)(e)	1.62%	0.24%		(0.00	%)(g)(h)	0.01	%(e)(g)

Portfolio turnover rate	9	%(d)	36%	21%		20%		26	%(d)

(a)	Represents the period from the commencement of operations (February 4, 2013) through November 30, 2013.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses for the periods ended November 30, 2014 and 2013 (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio includes borrowing costs of 0.00%(e)(h) for the six months ended May 31, 2017 (Note 5).
(g)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(h)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.

19

LYRICAL U.S. VALUE EQUITY FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended Nov. 30, 2016		Year Ended Nov. 30, 2015		Period Ended Nov. 30, 2014 (a)
Net asset value at beginning of period	$16.52		$15.57		$16.27		$14.68

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.30		0.01		(0.01)
Net realized and unrealized gains (losses) on investments	1.39		1.28		(0.36)		1.60
Total from investment operations	1.43		1.58		(0.35)		1.59

Less distributions:
Distributions from net investment income	(0.17)		(0.00	)(b)	—		—
Distributions from net realized gains	—		(0.63)		(0.35)		—
Total distributions	(0.17)		(0.63)		(0.35)		—

Net asset value at end of period	$17.78		$16.52		$15.57		$16.27

Total return (c)	8.75	%(d)	10.36%		(2.19%)		10.83	%(d)

Net assets at end of period (000's)	$36,721		$58,213		$61,375		$9,033

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.70	%(e)	1.70%		1.72%		2.39	%(e)

Ratio of net expenses to average net assets	1.70	%(e)(f)	1.70%		1.70	%(g)	1.70	%(e)(g)

Ratio of net investment income (loss) to average net assets	(0.47	%)(e)	1.39%		0.03	%(g)	(0.18	%)(e)(g)

Portfolio turnover rate	9	%(d)	36%		21%		20	%(d)(h)

(a)	Represents the period from the commencement of operations (February 24, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses for the periods ended November 30, 2014 and 2013 (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio includes borrowing costs of 0.00%(e)(i) for the six months ended May 31, 2017 (Note 5).
(g)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(h)	Represents the year ended November 30, 2014.
(i)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.

20

LYRICAL U.S. HEDGED VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended Nov. 30, 2016	Year Ended Nov. 30, 2015		Period Ended Nov. 30, 2014 (a)
Net asset value at beginning of period	$9.67		$9.45	$9.81		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.02)	(0.13)		(0.04)
Net realized and unrealized gains (losses) on investments and securities sold short	0.40		0.57	(0.23)		(0.15)
Total from investment operations	0.36		0.55	(0.36)		(0.19)

Less distributions:
Distributions from net realized gains	—		(0.33)	(0.00	)(b)	—

Net asset value at end of period	$10.03		$9.67	$9.45		$9.81

Total return (c)	3.72	%(d)	5.88%	(3.66%)		(1.90	%)(d)

Net assets at end of period (000's)	$862		$821	$777		$591

Ratios/supplementary data:
Ratio of total expenses to average net assets	15.66	%(e)	16.71%	14.76%		16.57	%(e)

Ratio of net expenses to average net assets (f)	2.98	%(e)	3.14%	3.16%		2.59	%(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	2.06	%(e)	2.08%	2.27%		1.99	%(e)

Ratio of net expenses to average net assets excluding dividend expense and prime brokerage expense on securities sold short (f)	1.75	%(e)	1.75%	1.75%		1.75	%(e)

Ratio of net investment loss to average net assets (f)	(0.79	%)(e)	(0.26%)	(1.49%)		(1.15	%)(e)

Portfolio turnover rate	4	%(d)	17%	7%		9	%(d)

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

21

LYRICAL U.S. HEDGED VALUE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended Nov. 30, 2016	Year Ended Nov. 30, 2015		Period Ended Nov. 30, 2014 (a)
Net asset value at beginning of period	$9.61		$9.42	$9.80		$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.06)	(0.18)		(0.05)
Net realized and unrealized gains (losses) on investments and securities sold short	0.41		0.58	(0.20)		(0.15)
Total from investment operations	0.35		0.52	(0.38)		(0.20)

Less distributions:
Distributions from net realized gains	—		(0.33)	(0.00	)(b)	—

Net asset value at end of period	$9.96		$9.61	$9.42		$9.80

Total return (c)	3.64	%(d)	5.58%	(3.87%)		(2.00	%)(d)

Net assets at end of period (000's)	$597		$575	$619		$614

Ratios/supplementary data:
Ratio of total expenses to average net assets	17.03	%(e)	17.54%	15.49%		16.95	%(e)

Ratio of net expenses to average net assets (f)	3.23	%(e)	3.39%	3.41%		2.84	%(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	2.31	%(e)	2.34%	2.52%		2.24	%(e)

Ratio of net expenses to average net assets excluding dividend expense and prime brokerage expense on securities sold short (f)	2.00	%(e)	2.00%	2.00%		2.00	%(e)

Ratio of net investment loss to average net assets (f)	(0.96	%)(e)	(0.53%)	(1.78%)		(1.38	%)(e)

Portfolio turnover rate	4	%(d)	17%	7%		9	%(d)

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

22

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical U.S. Hedged Value Fund commenced operations on July 14, 2014.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the amendments by the August 1, 2017 compliance date.

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the

23

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of May 31, 2017:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,173,451,589	$—	$—	$1,173,451,589
Money Market Funds	31,141,672	—	—	31,141,672
Total	$1,204,593,261	$—	$—	$1,204,593,261

24

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,432,818	$—	$—	$1,432,818
Money Market Funds	210,775	—	—	210,775
Total	$1,643,593	$—	$—	$1,643,593

Other Financial Instruments
Exchange-Traded Funds - Sold Short	$(741,769)	$—	$—	$(741,769)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry or sector type. As of May 31, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

25

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2017 and November 30, 2016 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lyrical U.S. Value Equity Fund -	5/31/2017	$14,603,810	$—	$14,603,810
Institutional Class	11/30/2016	$3,276,517	$27,401,337	$30,677,854
Lyrical U.S. Value Equity Fund -	5/31/2017	$605,949	$—	$605,949
Investor Class	11/30/2016	$116,943	$2,255,758	$2,372,701
Lyrical U.S. Hedged Value Fund -	5/31/2017	$—	$—	$—
Institutional Class	11/30/2016	$—	$27,448	$27,448
Lyrical U.S. Hedged Value Fund -	5/31/2017	$—	$—	$—
Investor Class	11/30/2016	$—	$20,037	$20,037

Short Positions – Lyrical U.S. Hedged Value Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as dividend expense and prime brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent Lyrical U.S. Hedged Value Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the “Adviser”) to accurately anticipate the future value of a security.

26

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund typically takes short positions in shares of exchange-traded funds (“ETFs”), which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s NAV) and index-tracking risk.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2017:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
Tax cost of portfolio investments	$1,004,153,977	$1,520,439
Gross unrealized appreciation	$249,997,489	$249,114
Gross unrealized depreciation	(49,558,205)	(125,960)
Net unrealized appreciation	200,439,284	123,154
Net unrealized depreciation on securities sold short	—	(122,112)
Accumulated ordinary loss	(567,718)	(12,466)
Other gains	33,070,400	28,958
Accumulated earnings	$232,941,966	$17,534

As of May 31, 2017, the proceeds of securities sold short on a tax basis is $619,657 for Lyrical U.S. Hedged Value Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost of portfolio investments and securities sold short is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

27

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax periods (periods ended November 30, 2013 through November 30, 2016 for Lyrical U.S. Value Equity Fund and November 30, 2014 through November 30, 2016 for Lyrical U.S. Hedged Value Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended May 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $134,207,246 and $106,749,879, respectively, for Lyrical U.S. Value Equity Fund and $57,321 and $262,080, respectively, for Lyrical U.S. Hedged Value Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% and 1.55%, respectively, of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2018, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Funds (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of each Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

	Institutional Class	Investor Class
Lyrical U.S. Value Equity Fund	1.45%	1.70%
Lyrical U.S. Hedged Value Fund	1.75%	2.00%

28

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Accordingly, during the six months ended May 31, 2017, the Adviser did not collect any of its investment advisory fees from Lyrical U.S. Hedged Value Fund and, in addition, reimbursed other operating expenses of $82,752.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	November 30, 2017	November 30, 2018	November 30, 2019	May 31, 2020	Total
Lyrical U.S. Value Equity Fund	$—	$2,918	$—	$—	$2,918
Lyrical U.S. Hedged Value Fund	$59,418	$164,816	$186,666	$93,811	$504,711

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and the Investor Class of each Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2017, the Investor Class shares of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund incurred $57,640 and $727, respectively, of distribution fees under the Plan.

29

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of each class of each Fund:

NAME OF RECORD OWNER	% Ownership
Lyrical U.S. Value Equity Fund - Institutional Class
Morgan Stanley Smith Barney LLC (for the benefit of its customers)	31%
Charles Schwab & Company, Inc. (for the benefit of its customers)	17%
Merrill Lynch, Pierce Fenner & Smith (for the benefit of its customers)	10%
Lyrical U.S. Value Equity Fund - Investor Class
Charles Schwab & Company, Inc. (for the benefit of its customers)	74%
Lyrical U.S. Hedged Value Fund - Institutional Class
Lyrical Asset Management LP	60%
Ann S. Riesenberg	24%
George Wellington	12%
Lyrical U.S. Hedged Value Fund - Investor Class
Lyrical Asset Management LP	86%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of that Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Borrowing Costs

From time to time, a Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2017, Lyrical U.S. Value Equity Fund incurred $1,339 of borrowing costs charged by the custodian. Lyrical U.S. Hedged Value Fund did not incur any borrowing costs during the six months ended May 31, 2017.

30

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

6. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of May 31, 2017, Lyrical U.S. Value Equity Fund had 32.2% of the value of its net assets invested in stocks with the Information Technology sector. As of May 31, 2017, Lyrical U.S. Hedged Value Fund had the following percentages of the value of its net assets invested or sold short in securities within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Information Technology	32.0%	(12.7%)	19.3%

As shown above, although Lyrical U.S. Hedged Value Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Funds’ principal investment strategies, the Adviser monitors the Funds’ sector exposure to ensure each Fund’s portfolio is adequately diversified.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

31

LYRICAL FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2016) and held until the end of the period (May 31, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

32

LYRICAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Lyrical U.S. Value Equity Fund
Institutional Class
Based on Actual Fund Returns	$ 1,000.00	$ 1,089.00	1.37%	$ 7.14
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.10	1.37%	$ 6.89
Investor Class
Based on Actual Fund Returns	$ 1,000.00	$ 1,087.50	1.70%	$ 8.85
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.45	1.70%	$ 8.55
Lyrical U.S. Hedged Value Fund
Institutional Class
Based on Actual Fund Returns	$ 1,000.00	$ 1,037.20	2.98%	$ 15.14
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,010.07	2.98%	$ 14.93
Investor Class
Based on Actual Fund Returns	$ 1,000.00	$ 1,036.40	3.23%	$ 16.40
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,008.83	3.23%	$ 16.18

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Funds' annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

33

LYRICAL FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

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RYAN LABS CORE BOND FUND

(RLCBX)

RYAN LABS LONG CREDIT FUND

(RLLCX)

Semi-Annual Report

May 31, 2017

(Unaudited)

RYAN LABS FUNDS LETTER TO SHAREHOLDERS	June 21, 2017

Dear Shareholders,

Following is the Semi Annual Report to shareholders of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (collectively, the “Funds”) for the six month period ended May 31, 2017. On behalf of the investment manager, Ryan Labs Asset Management, Inc., we would like to thank you for your continued investment.

MARKET SUMMARY

The first five months of 2017 marked a continued run of tighter spreads set off by the Presidential election, in anticipation of lower corporate taxes and higher growth. The failed Obama care replacement effort caused the market to pause and reassess Trump’s ability to achieve his broader agenda, including skepticism on potential corporate and individual tax reform. Fourth quarter corporate credit earnings have largely met analyst expectations; however, Consumer Staples and Utilities had the most misses. West Texas Intermediate (“WTI”) crude oil traded at ~$55 per barrel in January 2017, and since then has trended lower despite production cuts by the OPEC countries. As of June 21, 2017 WTI was trading at ~$42 a barrel. Against the backdrop of volatile commodity prices and political concerns in the Middle East, energy and basic materials sector have traded wide to the market. YTD, investment grade supply has been ~$670 billion and $135 billion in high yield, which is +2% and +20% Y-o-Y, respectively. We have seen two rate hikes this year, one in March and one last week. The current benchmark rate is between 1% to 1.25%. Currently, the market has priced a 40% probability of a December 2017 rate hike.

RYAN LABS CORE BOND FUND

INVESTMENT PHILOSOPHY

The investment objective of Ryan Labs Core Bond Fund (the “Core Bond Fund”) is to seek total return (consisting of current income and capital appreciation) versus the Bloomberg Barclays U.S. Aggregate Bond Index (the “Core Bond Benchmark”). The Core Bond Fund seeks this investment objective while providing protection against interest rate risk. We attempt to accomplish this investment objective by investing at least 80% of Core Bond Fund assets in U.S. dollar-denominated, investment-grade debt securities. The portfolio’s sensitivity to interest rate changes is intended to track the market for domestic, investment-grade fixed-income securities. The modified duration of the Core Bond Fund’s investment portfolio at the end of each calendar month will typically be within half a year of the Core Bond Benchmark. The primary strategies utilized for value-add are sector rotation, issue selection, and yield curve positioning.

PERFORMANCE SUMMARY

For the six month period ended May 31, 2017, the Core Bond Fund returned +2.66% compared to the Core Bond Benchmark return of +2.52%, outperforming the Benchmark by 0.14%. The Core Bond Fund’s portfolio was underweight corporate bonds and overweight securitized products relative to the Core Bond Benchmark. For the quarter ending May 31,

2017, the Core Bond Fund returned +1.38% compared to the Core Bond Benchmark return of 1.49%, underperforming by 11bps. The Core Bond Fund was overweight Industrials, Financials and securitized sector. The top 5 outperformers included ABS and CMBS issuers. In ABS, deeper subprime auto names were the best performers, as these bonds’ credit protection far outweighs weaker relative consumer credit profiles within the trust. The bonds benefited from a strong rebound off misguided headlines pertaining to the sector that led to extremely attractive entry levels. Cenovus Energy, Ford Motor Co. and a couple of names with weaker malls within CMBS were a performance drag.

RYAN LABS LONG CREDIT FUND

INVESTMENT PHILOSOPHY

The investment objective of Ryan Labs Long Credit Fund (the “Long Credit Fund”) is to seek total return (consisting of current income and capital appreciation). The benchmark for this strategy is the Bloomberg Barclays U.S. Long Credit Index (the “Long Credit Benchmark”). We attempt to accomplish this investment objective by investing at least 80% of Long Credit Fund’s net assets in U.S. dollar-denominated investment-grade debt securities. The portfolio’s sensitivity to interest rate changes is intended to track the market for domestic, investment-grade fixed-income securities. The modified duration of the Long Credit Fund’s investment portfolio at the end of each calendar month will typically be within half a year of the Long Credit Benchmark. The primary strategies utilized for value-add are sector rotation, issue selection, and yield curve positioning.

PERFORMANCE SUMMARY

For the six month period ended May 31, 2017, the Long Credit Fund’s total return was +6.43% compared to the Long Credit Benchmark return of +6.99%, underperforming the Benchmark by 0.56%. For the quarter ending May 31, 2017, the Long Credit Fund returned +2.81% compared to the Long Credit Benchmark return of 3.04%, underperforming by 23bps. The portfolio was underweight industrials while being overweight the financial and utilities sector. Top performers included Protective Life, SC Johnson & Son, Mexico Government, Marathon Petroleum and America Movil SAB de CV. Underperformers were United Health, General Motors, JP Morgan, Verizon and the French utility provider EDF.

OUTLOOK

With the overall credit markets trading near the tighter end of the last 5 years, we see fairly limited upside in credit valuation, despite good financial performance in the most recent earnings season and continued liquidity in the market. While we don’t see many attractive valuations, we also believe the economy has a reasonable chance to continue to improve so a lower volatility, lower spread environment could persist for several months. Longer term, tighter spreads coupled with rising non-financial leverage is cause for concern in corporate balance sheet health. In the treasury market, we have a more benign view on rates than most of the market that we see. Upside pressure on yields look limited with low inflation and persistent demographic shifts in the aging workforce. Additionally, several overnight interest rate increases by the Fed has worked to bring some tightening to market conditions and the yield curve is considerably flatter. While many in the market were spooked by the Fed’s potential to shock the rate market into a more pronounced sell-off, higher overnight rates set by the FOMC coupled with late cycle economic activity has typically coincided with flatter, or even inverted yield curves.

Sean McShea
President, Ryan Labs Asset Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-561-3087.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus, please visit our website at www.ryanlabsfunds.com or call 1-866-561-3087 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2017 please see the Schedules of Investments sections of the Semi-Annual Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

RYAN LABS CORE BOND FUND
PORTFOLIO INFORMATION
May 31, 2017 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Bond Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 1.375%, due 10/31/2020	6.4%
U.S. Treasury Notes, 1.375%, due 08/31/2020	2.4%
U.S. Treasury Notes, 2.000%, due 11/15/2026	2.4%
Federal Home Loan Mortgage Corporation, Pool #G08707, 4.000%, due 05/01/2046	2.2%
Federal Home Loan Mortgage Corporation, Pool #G08737, 3.000%, due 12/01/2046	1.9%
U.S. Treasury Notes, 2.500%, due 05/15/2024	1.9%
U.S. Treasury Notes, 0.750%, due 09/30/2018	1.7%
U.S. Treasury Bonds, 5.375%, due 02/15/2031	1.6%
U.S. Treasury Bonds, 4.500%, due 02/15/2036	1.6%
U.S. Treasury Notes, 1.000%, due 11/15/2019	1.4%

RYAN LABS LONG CREDIT FUND
PORTFOLIO INFORMATION
May 31, 2017 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Bond Holdings

Security Description	% of Net Assets
Verizon Communications, Inc., 4.400%, due 11/01/2034	2.2%
JPMorgan Chase & Company, 3.900%, due 07/15/2025	1.9%
U.S. Treasury Bonds, 3.000%, due 02/15/2047	1.7%
United Mexican States, 4.750%, due 03/08/2044	1.6%
Comcast Corporation, 4.250%, due 01/15/2033	1.6%
AT&T, Inc., 4.500%, due 05/15/2035	1.5%
New York City Water & Sewer System, Build America Bonds, Revenue, 5.750%, due 06/15/2041	1.4%
GE Capital International Funding Company, 144A, 4.418%, due 11/15/2035	1.4%
Anheuser-Busch InBev S.A./N.V., 4.900%, due 02/01/2046	1.4%
Wells Fargo & Company, 4.300%, due 07/22/2027	1.4%

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS May 31, 2017 (Unaudited)
U.S. TREASURY OBLIGATIONS — 27.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 20.9%
U.S. Treasury Notes	0.750%	09/30/18	$1,750,000	$1,739,404
U.S. Treasury Notes	1.000%	11/15/19	1,460,000	1,448,081
U.S. Treasury Notes	1.375%	03/31/20	110,000	109,897
U.S. Treasury Notes	1.375%	08/31/20	2,460,000	2,449,909
U.S. Treasury Notes	1.375%	09/30/20	500,000	497,636
U.S. Treasury Notes	1.375%	10/31/20	6,480,000	6,443,803
U.S. Treasury Notes	1.125%	02/28/21	285,000	280,068
U.S. Treasury Notes	1.125%	07/31/21	500,000	489,160
U.S. Treasury Notes	1.125%	09/30/21	530,000	517,536
U.S. Treasury Notes	2.125%	09/30/21	360,000	366,455
U.S. Treasury Notes	1.250%	10/31/21	840,000	823,922
U.S. Treasury Notes	2.125%	12/31/21	780,000	793,863
U.S. Treasury Notes	2.000%	02/15/22	40,000	40,512
U.S. Treasury Notes	1.625%	10/31/23	230,000	225,544
U.S. Treasury Notes	2.125%	11/30/23	15,000	15,158
U.S. Treasury Notes	2.250%	12/31/23	145,000	147,509
U.S. Treasury Notes	2.750%	02/15/24	150,000	157,225
U.S. Treasury Notes	2.500%	05/15/24	1,840,000	1,898,865
U.S. Treasury Notes	2.000%	11/15/26	2,430,000	2,389,183
U.S. Treasury Notes	2.250%	02/15/27	225,000	225,835
				21,059,565
U.S. Treasury Bonds — 6.8%
U.S. Treasury Bonds	5.375%	02/15/31	1,190,000	1,615,657
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,600,917
U.S. Treasury Bonds	5.000%	05/15/37	165,000	227,462
U.S. Treasury Bonds	4.375%	02/15/38	55,000	70,379
U.S. Treasury Bonds	4.500%	05/15/38	415,000	539,986
U.S. Treasury Bonds	4.250%	05/15/39	810,000	1,016,835
U.S. Treasury Bonds	3.000%	05/15/42	1,240,000	1,279,670
U.S. Treasury Bonds	2.875%	11/15/46	475,000	475,909
U.S. Treasury Bonds	3.000%	02/15/47	15,000	15,418
				6,842,233
Total U.S. Treasury Obligations (Cost $27,665,871)				$27,901,798

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 27.2%	Coupon	Maturity	Par Value	Value
Commercial — 12.7%
AMSR Mortgage Trust, Series 2016-SFR1, Class D, 144A (a)	2.455%	11/17/33	$1,000,000	$1,008,305
Banc of America Merrill Lynch, Series 2015-FR11, Class AK25, 144A (a)	2.787%	09/27/45	650,000	586,591
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C (a) (b)	4.995%	06/15/50	330,000	339,772
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	49,000	49,938
Commercial Mortgage Trust, Series 2014-CR19, Class D, 144A (a)	4.875%	08/10/47	590,000	494,331
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	466,285	446,322
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.504%	08/15/48	808,687	619,533
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D (a)	4.351%	06/15/57	260,000	197,467
FREMF Mortgage Trust, Series 2013-K35, Class C, 144A (a)	4.076%	08/25/23	200,000	199,126
FREMF Mortgage Trust, Series 2013-K33, Class C, 144A (a)	3.617%	08/25/46	580,000	566,335
FREMF Mortgage Trust, Series 2015-K44, Class B, 144A (a)	3.810%	01/25/48	520,000	525,595
FREMF Mortgage Trust, Series 2016-K722, Class B, 144A	3.835%	07/25/49	445,000	456,454
FREMF Mortgage Trust, Series 2016-K60, Class B, 144A (a)	3.536%	12/25/49	340,000	333,993
GS Mortgage Securities Trust, Series 2016-GS3-C, Class C (a)	4.124%	10/10/49	230,000	230,909
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class C (a)	4.379%	10/15/48	755,000	711,750
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.949%	10/06/38	70,000	69,135
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class BK10, 144A (a)	2.850%	11/27/49	190,000	178,369
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class C (a)	4.054%	03/15/50	520,000	515,796
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class C (b)	3.853%	07/15/50	410,000	403,285

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 27.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 12.7% (Continued)
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	$404,000	$405,644
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750%	04/25/55	610,000	611,586
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A (b)	3.750%	10/25/56	740,000	729,709
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.064%	01/10/45	910,000	897,541
UBS-Citigroup Commercial Mortgage Trust, Series 2017-C1, Class D, 144A (a) (b)	0.000%	06/15/50	535,000	526,797
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class C	4.591%	01/15/60	540,000	556,232
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class C (a)	4.536%	12/15/45	370,000	365,798
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class D (a)	4.055%	09/15/57	1,000,000	784,476
				12,810,789
Federal Home Loan Mortgage Corporation — 7.8%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	326,460	337,250
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	230,548	238,169
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	383,558	388,072
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	103,247	112,469
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	169,405	179,626
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	1,066,502	1,101,816
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	202,991	205,145
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	380,512	383,490
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	135,756	140,840
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	602,779	636,923
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	2,079,626	2,197,423

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 27.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 7.8% (Continued)
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	$1,918,308	$1,928,959
				7,850,182
Federal National Mortgage Association — 4.7%
Federal National Mortgage Association, Series 2015-M7, Class AB2	2.502%	12/25/24	78,684	77,170
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	232,249	240,457
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	79,579	82,380
Federal National Mortgage Association, Series 2017-C01, Class 1M1 (a)	2.323%	07/25/29	548,261	552,805
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	22,847	25,818
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,317,618	1,367,501
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	187,120	189,635
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	366,281	370,242
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	162,956	164,753
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	375,574	379,616
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	677,021	701,239
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	166,569	173,041
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	100,157	103,988
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	73,193	78,014
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	204,875	206,983
				4,713,642
Government National Mortgage Association — 2.0%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	94,501	102,279
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	1,215,566	1,269,494

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 27.2% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 2.0% (Continued)
Government National Mortgage Association, Series 2014-13, Class VA	3.000%	01/16/54	$164,866	$175,758
Government National Mortgage Association, Series 2015-41, Class C (a)	3.171%	01/16/57	490,000	479,045
				2,026,576
Total Mortgage-Backed Securities (Cost $27,459,546)				$27,401,189

ASSET-BACKED SECURITIES — 11.1%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D	3.590%	02/08/22	$275,000	$282,212
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D	2.710%	09/08/22	640,000	637,437
CPS Auto Trust, Series 2015-C, Class A, 144A	1.770%	06/17/19	39,906	39,933
Drive Auto Receivables Trust, Series 2017-BA, Class D, 144A	3.720%	10/17/22	790,000	797,078
Drive Auto Receivables Trust, Series 2016-BA, Class D, 144A	4.530%	08/15/23	980,000	1,006,093
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	1,100,000	1,126,189
Drive Auto Receivables Trust, Series 17-AA, Class D, 144A	4.160%	05/15/24	400,000	407,289
DT Auto Owner Trust, Series 2016-3A, Class D	4.520%	06/15/23	420,000	430,508
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 144A	4.220%	06/15/22	980,000	997,279
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 144A	3.950%	12/15/22	570,000	571,339
Five Guys Funding, LLC, Series 2017-1A, Class A2, 144A (a) (b)	0.000%	07/25/47	1,080,000	1,086,912
Mill City Mortgage Trust, Series 2017-1, Class M2, 144A	3.250%	11/25/58	510,000	475,750
MVW Owner Trust, Series 2013-1A, Class B, 144A	2.740%	04/22/30	36,036	36,009
Santander Drive Auto Receivables Trust, Series 2016-1, Class D	4.020%	04/15/22	600,000	620,114

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES — 11.1% (Continued)	Coupon	Maturity	Par Value	Value
Santander Drive Auto Receivables Trust, Series 2016-2, Class D (a)	3.390%	04/15/22	$790,000	$803,181
Santander Drive Auto Receivables Trust, Series 2016-3, Class D	2.800%	08/15/22	660,000	655,601
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.731%	07/05/36	510,000	477,100
Sierra Receivables Funding Company, LLC, Series 2014-2A, Class B	2.400%	06/20/31	63,190	63,071
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	340,534	337,797
Sofi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.849%	05/25/26	200,000	201,867
Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2 (a)	3.190%	10/25/28	180,000	183,846
Total Asset-Backed Securities (Cost $11,133,369)				$11,236,605

CORPORATE BONDS — 31.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 1.7%
Alibaba Group Holding Ltd.	2.500%	11/28/19	$205,000	$206,194
Comcast Corporation	3.600%	03/01/24	750,000	792,511
Priceline Group, Inc. (The)	3.600%	06/01/26	155,000	157,789
Wyndham Worldwide Corporation	4.150%	04/01/24	555,000	572,627
				1,729,121
Consumer Staples — 1.4%
Anheuser-Busch InBev S.A./N.V.	4.700%	02/01/36	525,000	572,130
Kraft Heinz Foods Company	5.200%	07/15/45	470,000	503,870
Walgreens Boots Alliance, Inc.	3.100%	06/01/23	360,000	364,251
				1,440,251
Energy — 3.9%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	515,775
BP Capital Markets plc	1.375%	05/10/18	90,000	89,853
Cenovus Energy, Inc., 144A	5.250%	06/15/37	110,000	107,850
Cenovus Energy, Inc., 144A	5.400%	06/15/47	540,000	525,780
Chevron Corporation	2.419%	11/17/20	165,000	167,290
Enable Midstream Partners, L.P.	4.400%	03/15/27	140,000	141,869
Exxon Mobil Corporation	2.726%	03/01/23	180,000	182,801
Motiva Enterprises, LLC	6.850%	01/15/40	375,000	450,823
MPLX, L.P.	5.200%	03/01/47	490,000	508,003

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 31.3% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 3.9% (Continued)
Sabine Pass Liquefaction, LLC	5.000%	03/15/27	$530,000	$566,979
Shell International Finance B.V.	1.875%	05/10/21	185,000	183,503
TC Pipelines, L.P.	4.375%	03/13/25	290,000	304,341
TC Pipelines, L.P.	3.900%	05/25/27	180,000	181,339
Total Capital Canada Ltd.	1.550%	06/28/17	40,000	40,010
				3,966,216
Financials — 9.0%
Air Lease Corporation	2.125%	01/15/20	250,000	249,903
American Express Credit Corporation	3.300%	05/03/27	305,000	306,115
American Financial Group, Inc.	4.500%	06/15/47	440,000	442,599
Bank of America Corporation	7.625%	06/01/19	210,000	232,619
Bank of America Corporation	5.875%	01/05/21	185,000	206,491
Bank of America Corporation	3.705%	04/24/28	510,000	514,200
Bank of Montreal	1.500%	07/18/19	200,000	198,334
Bear Stearns Companies, LLC	7.250%	02/01/18	405,000	419,804
Berkshire Hathaway, Inc.	2.100%	08/14/19	80,000	80,722
BNP Paribas	2.400%	12/12/18	1,390,000	1,402,176
General Motors Financial Company, Inc.	3.450%	01/14/22	325,000	329,426
General Motors Financial Company, Inc.	4.350%	01/17/27	405,000	409,904
Goldman Sachs Group, Inc.	3.850%	01/26/27	365,000	372,163
HCP, Inc.	4.250%	11/15/23	325,000	341,265
HSBC Holdings plc	4.375%	11/23/26	195,000	202,994
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	116,022
JPMorgan Chase & Company	2.250%	01/23/20	1,245,000	1,250,545
Loews Corporation	3.750%	04/01/26	450,000	470,600
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	435,116
Toyota Motor Credit Corporation	2.100%	01/17/19	145,000	146,130
Toyota Motor Credit Corporation	3.400%	09/15/21	105,000	110,188
Voya Financial, Inc.	4.800%	06/15/46	500,000	520,009
Wells Fargo & Company	3.069%	01/24/23	310,000	315,022
				9,072,347
Health Care — 0.8%
Actavis, Inc.	1.875%	10/01/17	695,000	695,358
Medtronic, Inc.	2.500%	03/15/20	30,000	30,527
UnitedHealth Group, Inc.	4.250%	04/15/47	90,000	94,670
				820,555
Industrials — 1.5%
General Electric Company	5.625%	05/01/18	165,000	171,235
Joy Global, Inc.	5.125%	10/15/21	570,000	634,359

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 31.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 1.5% (Continued)
Rockwell Collins, Inc.	3.500%	03/15/27	$415,000	$423,562
Rockwell Collins, Inc.	4.350%	04/15/47	220,000	228,687
				1,457,843
Information Technology — 3.6%
Activision Blizzard, Inc., 144A	2.300%	09/15/21	500,000	495,756
Apple, Inc.	1.000%	05/03/18	235,000	234,285
Broadcom Corporation/Broadcom Cayman Finance Ltd., 144A	3.875%	01/15/27	540,000	548,978
Cisco Systems, Inc.	1.400%	02/28/18	200,000	200,126
Electronic Arts, Inc.	3.700%	03/01/21	305,000	318,014
Motorola Solutions, Inc.	3.750%	05/15/22	400,000	408,318
Seagate HDD Cayman, 144A	4.875%	03/01/24	270,000	270,778
Seagate HDD Cayman	4.875%	06/01/27	180,000	176,165
Tech Data Corporation	3.700%	02/15/22	480,000	492,289
Tech Data Corporation	4.950%	02/15/27	480,000	506,177
				3,650,886
Materials — 1.4%
Ecolab, Inc.	1.450%	12/08/17	125,000	124,935
Glencore Funding, LLC, 144A	4.000%	03/27/27	510,000	503,688
LyondellBasell Industries N.V.	5.000%	04/15/19	33,000	34,589
Monsanto Company	5.500%	08/15/25	315,000	359,142
Potash Corporation Saskatchewan	4.000%	12/15/26	275,000	284,945
Southern Copper Corporation	3.875%	04/23/25	85,000	86,658
				1,393,957
Real Estate — 0.5%
Crown Castle International Corporation	4.750%	05/15/47	480,000	490,916

Telecommunication Services — 4.2%
Américan Móvil S.A.B. de C.V.	5.000%	10/16/19	755,000	805,726
AT&T, Inc.	4.600%	02/15/21	415,000	443,792
AT&T, Inc.	4.250%	03/01/27	250,000	257,190
AT&T, Inc.	5.250%	03/01/37	310,000	324,989
AT&T, Inc.	5.700%	03/01/57	185,000	199,797
Comcast Corporation	4.250%	01/15/33	100,000	106,494
Comisión Federal de Electricidad, 144A	4.750%	02/23/27	200,000	203,500
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	980,000	993,161
Telefónica Emisiones S.A.U.	5.213%	03/08/47	380,000	403,389
Verizon Communications, Inc.	4.500%	09/15/20	15,000	16,079
Verizon Communications, Inc.	5.500%	03/16/47	465,000	507,204
				4,261,321

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 31.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 3.3%
Buckeye Partners, L.P.	6.050%	01/15/18	$305,000	$312,637
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	125,676
Duke Energy Progress, Inc.	5.300%	01/15/19	45,000	47,533
ENEL Finance International N.V., 144A	4.750%	05/25/47	515,000	518,598
Great Plains Energy, Inc.	4.850%	04/01/47	570,000	587,014
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	63,951
Pacific Gas & Electric Company	4.000%	12/01/46	335,000	343,284
PacifiCorp	4.100%	02/01/42	495,000	512,748
Public Service Electric & Gas Company	2.300%	09/15/18	125,000	126,326
Southern California Edison Company	4.000%	04/01/47	430,000	446,468
Virginia Electric & Power Company	1.200%	01/15/18	190,000	189,423
				3,273,658
Total Corporate Bonds (Cost $31,090,452)				$31,557,071

INTERNATIONAL BONDS — 0.1%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $103,282)	4.000%	10/02/23	$100,000	$104,360

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.67% (c) (Cost $4,615,002)	4,615,002	$4,615,002

Total Investments at Value — 102.0% (Cost $102,067,522)		$102,816,025

Liabilities in Excess of Other Assets — (2.0%)		(1,983,887)

Net Assets — 100.0%		$100,832,138

144A -

This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $19,764,557 at May 31, 2017, representing 19.6% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2017.
(b)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $3,086,475 at May 31, 2017, representing 3.1% of net assets (Note2).

(c)	The rate shown is the 7-day effective yield as of May 31, 2017.
See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS May 31, 2017 (Unaudited)
U.S. TREASURY OBLIGATIONS — 3.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 0.6%
U.S. Treasury Notes	2.375%	05/15/27	$395,000	$401,218

U.S. Treasury Bonds — 2.8%
U.S. Treasury Bonds	2.875%	11/15/46	760,000	761,455
U.S. Treasury Bonds	3.000%	02/15/47	1,165,000	1,197,493
				1,958,948
Total U.S. Treasury Obligations (Cost $2,299,688)				$2,360,166

MORTGAGE-BACKED SECURITIES — 0.1%	Coupon	Maturity	Par Value	Value
Commercial — 0.1%
Commercial Mortgage Trust, Series 2013-CR7, Class D (a)	4.494%	03/10/46	$82,500	$64,617
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class B	4.436%	12/15/59	40,000	41,726
Total Mortgage-Backed Securities (Cost $112,475)				$106,343

MUNICIPAL BONDS — 7.5%	Coupon	Maturity	Par Value	Value
Bay Area, CA, Toll Authority Toll Bridge, Revenue	6.263%	04/01/49	$600,000	$851,832
California State, Build America Bonds, General Obligation	7.550%	04/01/39	595,000	895,933
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue	6.561%	12/15/40	275,000	312,265
New York City Transitional Finance Authority, Build America Bonds, Revenue	5.508%	08/01/37	485,000	604,392
New York City Water & Sewer System, Build America Bonds, Revenue	5.750%	06/15/41	755,000	995,875
New York State Dormitory Authority, Build America Bonds, Revenue	5.600%	03/15/40	10,000	12,559
Port Authority of New York & New Jersey Bonds, Revenue	4.926%	10/01/51	555,000	645,876

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
MUNICIPAL BONDS — 7.5% (Continued)	Coupon	Maturity	Par Value	Value
San Diego County, CA, Water Authority Financing Agency, Revenue, Series B,	6.138%	05/01/49	$395,000	$530,288
State Of Illinois Taxable Pension Funding, General Obligation	5.100%	06/01/33	350,000	315,396
Total Municipal Bonds (Cost $5,090,997)				$5,164,416

ASSET-BACKED SECURITIES — 0.0% (b)	Coupon	Maturity	Par Value	Value
MVW Owner Trust, Series 2013-1A , Class B, 144A (Cost $20,733)	2.740%	04/22/30	$21,021	$21,005

CORPORATE BONDS — 85.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 11.1%
21st Century Fox America, Inc.	6.200%	12/15/34	$210,000	$257,668
21st Century Fox America, Inc.	4.950%	10/15/45	660,000	698,194
Comcast Corporation	4.250%	01/15/33	1,035,000	1,102,211
Ford Motor Company	4.750%	01/15/43	515,000	485,199
General Motors Company, Inc.	6.750%	04/01/46	540,000	626,904
Hasbro, Inc.	6.350%	03/15/40	240,000	287,852
Home Depot, Inc.	4.250%	04/01/46	705,000	753,274
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	550,000	574,190
Lowe's Companies, Inc.	4.050%	05/03/47	710,000	718,314
Macy's Retail Holdings, Inc.	6.650%	07/15/24	180,000	195,740
Newell Brands, Inc.	5.500%	04/01/46	675,000	799,531
Nike, Inc.	3.375%	11/01/46	525,000	481,582
Time Warner, Inc.	6.750%	06/15/39	200,000	245,236
Walt Disney Company (The)	4.125%	06/01/44	440,000	458,203
				7,684,098
Consumer Staples — 6.6%
Anheuser-Busch InBev S.A./N.V.	4.900%	02/01/46	885,000	975,984
CVS Health Corporation	5.125%	07/20/45	640,000	724,836
Kimberly-Clark Corporation	3.900%	05/04/47	140,000	141,741
Kroger Company (The)	4.450%	02/01/47	320,000	319,988
PepsiCo, Inc.	4.000%	05/02/47	280,000	284,356
PepsiCo, Inc.	4.450%	04/14/46	660,000	716,966
Target Corporation	3.625%	04/15/46	420,000	392,448

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples — 6.6% (Continued)
Tyson Foods, Inc.	4.550%	06/02/47	$80,000	$81,978
Wal-Mart Stores, Inc.	4.300%	04/22/44	850,000	925,612
				4,563,909
Energy — 10.5%
Boardwalk Pipelines, L.P.	5.950%	06/01/26	661,000	750,145
Boardwalk Pipelines, L.P.	4.450%	07/15/27	390,000	402,305
BP Capital Markets plc	3.723%	11/28/28	640,000	661,608
Canadian Natural Resources Ltd.	4.950%	06/01/47	90,000	91,439
CNOOC Finance (2015) U.S.A., LLC	3.500%	05/05/25	220,000	220,632
Energy Transfer Partners, L.P.	7.500%	07/01/38	120,000	148,681
Energy Transfer Partners, L.P.	6.500%	02/01/42	650,000	738,986
Energy Transfer Partners, L.P.	5.950%	10/01/43	55,000	59,763
Enterprise Products Operating, L.P.	5.100%	02/15/45	365,000	398,533
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	430,000	496,282
Marathon Petroleum Corporation	5.850%	12/15/45	215,000	220,080
MPLX, L.P.	4.125%	03/01/27	715,000	726,609
Petroleos Mexicanos	5.500%	06/27/44	170,000	152,303
Petroleos Mexicanos	6.750%	09/21/47	612,000	628,187
Sabine Pass Liquefaction, LLC	5.000%	03/15/27	570,000	609,769
Shell International Finance B.V.	4.375%	05/11/45	710,000	747,157
Shell International Finance B.V.	3.750%	09/12/46	210,000	199,595
				7,252,074
Financials — 13.3%
Allstate Corporation	4.200%	12/15/46	605,000	635,062
Citigroup, Inc.	3.887%	01/10/28	775,000	789,986
GE Capital International Funding Company, 144A	4.418%	11/15/35	910,000	980,267
Goldman Sachs Group, Inc.	3.500%	11/16/26	196,000	195,273
Guardian Life Insurance Company of America (The), 144A	4.850%	01/24/77	304,000	313,813
HSBC Bank USA	5.875%	11/01/34	500,000	615,070
JPMorgan Chase & Company	3.900%	07/15/25	1,250,000	1,309,170
Lincoln National Corporation	7.000%	06/15/40	480,000	638,830
Manulife Financial Corporation	4.061%	02/24/32	465,000	472,782
Progressive Corporation (The)	4.125%	04/15/47	420,000	436,423
Protective Life Corporation	8.450%	10/15/39	325,000	474,324
Santander Issuances S.A.	5.179%	11/19/25	640,000	676,955
Wells Fargo & Company	4.300%	07/22/27	880,000	932,943
Wells Fargo & Company	3.900%	05/01/45	280,000	277,333

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 13.3% (Continued)
Westpac Banking Corporation	4.322%	11/23/31	$415,000	$427,250
				9,175,481
Health Care — 7.9%
AbbVie, Inc.	4.300%	05/14/36	335,000	337,714
Bristol-Myers Squibb Company	3.250%	08/01/42	285,000	256,848
Celgene Corporation	5.000%	08/15/45	500,000	546,924
Eli Lilly and Company	3.950%	05/15/47	235,000	240,859
Gilead Sciences, Inc.	4.150%	03/01/47	415,000	403,131
Johns Hopkins Health System Corporation (The)	3.837%	05/15/46	902,000	895,464
Johnson & Johnson	4.375%	12/05/33	590,000	667,464
Koninklijke Philips N.V.	5.000%	03/15/42	625,000	674,291
Novartis Capital Corporation	4.000%	11/20/45	180,000	186,634
Pfizer, Inc.	4.125%	12/15/46	260,000	270,836
UnitedHealth Group, Inc.	4.625%	07/15/35	175,000	195,764
UnitedHealth Group, Inc.	4.750%	07/15/45	695,000	783,249
				5,459,178
Industrials — 4.5%
CSX Corporation	4.250%	11/01/66	745,000	719,699
Fedex Corporation	4.400%	01/15/47	550,000	550,966
Mosaic Company	5.625%	11/15/43	315,000	322,808
Siemens Financierings N.V., 144A	3.400%	03/16/27	260,000	267,083
Siemens Financierings N.V., 144A	4.200%	03/16/47	400,000	417,753
United Parcel Service, Inc.	3.400%	11/15/46	120,000	114,001
United Technologies Corporation	3.750%	11/01/46	605,000	589,611
United Technologies Corporation	4.050%	05/04/47	140,000	142,923
				3,124,844
Information Technology — 3.5%
Apple, Inc.	4.375%	05/13/45	435,000	466,337
Apple, Inc.	4.250%	02/09/47	148,000	155,276
Microsoft Corporation	4.100%	02/06/37	850,000	905,165
Microsoft Corporation	3.700%	08/08/46	550,000	537,609
Seagate HDD Cayman	4.875%	06/01/27	350,000	342,544
				2,406,931
Materials — 4.0%
BHP Billiton Finance USA Ltd.	5.000%	09/30/43	505,000	579,445
Burlington Resources Finance Company	7.200%	08/15/31	525,000	704,340
CF Industries, Inc., 144A	4.500%	12/01/26	410,000	423,499
Glencore Funding, LLC, 144A	4.000%	03/27/27	880,000	869,108

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 4.0% (Continued)
LYB International Finance B.V.	4.875%	03/15/44	$140,000	$147,814
				2,724,206
Real Estate — 2.9%
Highwoods Realty, L.P.	3.875%	03/01/27	490,000	493,751
Host Hotels & Resorts, L.P.	4.000%	06/15/25	500,000	510,818
Ventas Realty, L.P.	3.250%	10/15/26	755,000	731,329
Ventas Realty, L.P.	3.850%	04/01/27	280,000	281,993
				2,017,891
Telecommunication Services — 6.6%
AT&T, Inc.	4.500%	05/15/35	1,100,000	1,066,024
AT&T, Inc.	5.250%	03/01/37	280,000	293,539
AT&T, Inc.	4.350%	06/15/45	85,000	76,843
Motorola Solutions, Inc.	5.500%	09/01/44	300,000	303,293
Telefónica Emisiones S.A.U.	5.213%	03/08/47	440,000	467,082
Verizon Communications, Inc.	4.400%	11/01/34	1,570,000	1,532,756
Verizon Communications, Inc.	5.250%	03/16/37	735,000	783,911
				4,523,448
Utilities — 15.0%
Alabama Power Company	4.300%	01/02/46	800,000	841,958
Commonwealth Edison Company	3.650%	06/15/46	561,000	540,441
Consolidated Edison Company	4.500%	12/01/45	790,000	863,205
DTE Electric Company	3.700%	06/01/46	475,000	468,664
DTE Energy Company	2.850%	10/01/26	680,000	650,039
Duke Energy Progress, Inc.	4.375%	03/30/44	715,000	770,487
Électricité de France S.A., 144A	4.950%	10/13/45	755,000	791,847
ENEL Finance International N.V., 144A	3.625%	05/25/27	305,000	301,722
ENEL Finance International N.V., 144A	4.750%	05/25/47	275,000	276,921
Exelon Generation Company, LLC	5.600%	06/15/42	325,000	322,872
Florida Power & Light Company	5.250%	02/01/41	65,000	78,522
Florida Power & Light Company	4.125%	02/01/42	105,000	111,107
MidAmerican Energy Company	4.800%	09/15/43	150,000	173,790
Oklahoma Gas and Electric Company	4.150%	04/01/47	350,000	362,187
Potomac Electric Power	4.150%	03/15/43	425,000	443,514
PPL Corporation	3.950%	06/01/47	285,000	292,047
Public Service Electric & Gas Company	3.950%	05/01/42	445,000	459,728
South Carolina Electric & Gas Company	5.450%	02/01/41	195,000	223,855
Southern California Edison Company	4.650%	10/01/43	565,000	640,661
Southwestern Public Service Company	4.500%	08/15/41	765,000	838,290

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 15.0% (Continued)
Virginia Electric & Power Company	6.350%	11/30/37	$686,000	$907,750
				10,359,607
Total Corporate Bonds (Cost $57,472,475)				$59,291,667

INTERNATIONAL BONDS — 2.0%	Coupon	Maturity	Par Value	Value
Oriental Republic of Uruguay	5.100%	06/18/50	$120,000	$120,720
Republic of Philippines	3.700%	03/01/41	125,000	125,160
United Mexican States	4.750%	03/08/44	1,119,000	1,109,489
Total International Bonds (Cost $1,272,458)				$1,355,369

MONEY MARKET FUNDS — 0.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.67% (c) (Cost $310,875)	310,875	$310,875

Total Investments at Value — 99.4% (Cost $66,579,701)		$68,609,841

Other Assets in Excess of Liabilities — 0.6%		438,757

Net Assets — 100.0%		$69,048,598

144A -

This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,237,208 at May 31, 2017, representing 7.6% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2017.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of May 31, 2017.
See accompanying notes to financial statements.

RYAN LABS FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2017 (Unaudited)
	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
ASSETS
Investments in securities:
At acquisition cost	$102,067,522	$66,579,701
At value (Note 2)	$102,816,025	$68,609,841
Receivable for securities sold	1,180,241	559,605
Dividends and interest receivable	501,698	709,550
Other assets	9,536	9,540
TOTAL ASSETS	104,507,500	69,888,536

LIABILITIES
Payable for securities purchased	3,528,285	644,222
Distributions payable	111,852	165,757
Payable to Adviser (Note 4)	8,455	8,549
Payable to administrator (Note 4)	13,920	10,590
Other accrued expenses	12,850	10,820
TOTAL LIABILITIES	3,675,362	839,938

NET ASSETS	$100,832,138	$69,048,598

NET ASSETS CONSIST OF:
Paid-in capital	$100,860,448	$66,880,986
Accumulated net investment income	445	294
Accumulated net realized gains (losses) from security transactions	(777,258)	137,178
Net unrealized appreciation on investments	748,503	2,030,140
NET ASSETS	$100,832,138	$69,048,598

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,192,699	6,648,844

Net asset value, offering price and redemption price per share (Note 2)	$9.89	$10.39

See accompanying notes to financial statements.

RYAN LABS FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2017 (Unaudited)
	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
INVESTMENT INCOME
Interest	$1,419,955	$1,392,033
Dividend	5,511	963
TOTAL INCOME	1,425,466	1,392,996

EXPENSES
Investment advisory fees (Note 4)	199,773	163,153
Administration fees (Note 4)	50,195	32,649
Pricing costs	23,494	13,868
Fund accounting fees (Note 4)	20,110	16,772
Professional fees	17,618	17,618
Custody and bank service fees	6,764	5,918
Compliance fees (Note 4)	6,013	6,000
Transfer agent fees (Note 4)	6,000	6,000
Trustees’ fees and expenses (Note 4)	5,018	5,018
Registration and filing fees	4,543	4,409
Printing of shareholder reports	2,092	2,092
Postage and supplies	1,758	1,670
Insurance expense	949	2,251
Other expenses	6,837	6,846
TOTAL EXPENSES	351,164	284,264
Less fee reductions by the Adviser (Note 4)	(151,391)	(121,111)
NET EXPENSES	199,773	163,153

NET INVESTMENT INCOME	1,225,693	1,229,843

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	(471,877)	320,564
Net change in unrealized appreciation (depreciation) on investments	1,893,796	2,666,439
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,421,919	2,987,003

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,647,612	$4,216,846

See accompanying notes to financial statements.

RYAN LABS CORE BOND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
FROM OPERATIONS
Net investment income	$1,225,693	$1,661,159
Net realized gains (losses) from investment transactions	(471,877)	1,181,819
Net change in unrealized appreciation (depreciation) on investments	1,893,796	(1,070,422)
Net increase in net assets from operations	2,647,612	1,772,556

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(1,272,117)	(1,741,637)
From net realized gains from security transactions	(1,348,780)	(51,229)
Decrease in net assets from distributions to shareholders	(2,620,897)	(1,792,866)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	30,172,474
Net asset value of shares issued in reinvestment of distributions to shareholders	1,978,975	577,108
Payments for shares redeemed	(1,410,025)	(750,025)
Net increase from capital share transactions	568,950	29,999,557

TOTAL INCREASE IN NET ASSETS	595,665	29,979,247

NET ASSETS
Beginning of period	100,236,473	70,257,226
End of period	$100,832,138	$100,236,473

ACCUMULATED NET INVESTMENT INCOME	$445	$3,586

CAPITAL SHARE ACTIVITY
Shares sold	—	3,034,781
Shares reinvested	202,579	57,599
Shares redeemed	(143,465)	(73,895)
Net increase in shares outstanding	59,114	3,018,485
Shares outstanding at beginning of period	10,133,585	7,115,100
Shares outstanding at end of period	10,192,699	10,133,585

See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
FROM OPERATIONS
Net investment income	$1,229,843	$2,061,255
Net realized gains from investment transactions	320,564	2,268,602
Net change in unrealized appreciation (depreciation) on investments	2,666,439	(740,354)
Net increase in net assets from operations	4,216,846	3,589,503

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(1,233,274)	(2,057,734)
From net realized gains from security transactions	(2,448,497)	(177,021)
Decrease in net assets from distributions to shareholders	(3,681,771)	(2,234,755)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,434,450	1,827,921
Net asset value of shares issued in reinvestment of distributions to shareholders	2,704,002	179,154
Payments for shares redeemed	(265,000)	(42)
Net increase from capital share transactions	14,873,452	2,007,033

TOTAL INCREASE IN NET ASSETS	15,408,527	3,361,781

NET ASSETS
Beginning of period	53,640,071	50,278,290
End of period	$69,048,598	$53,640,071

ACCUMULATED NET INVESTMENT INCOME	$294	$3,725

CAPITAL SHARE ACTIVITY
Shares sold	1,211,497	175,424
Shares reinvested	269,500	18,180
Shares redeemed	(25,803)	(4)
Net increase in shares outstanding	1,455,194	193,600
Shares outstanding at beginning of period	5,193,650	5,000,050
Shares outstanding at end of period	6,648,844	5,193,650

See accompanying notes to financial statements.

RYAN LABS CORE BOND FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016	Period Ended November 30, 2015 (a)
Net asset value at beginning of period	$9.89		$9.87	$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.23	0.21
Net realized and unrealized gains (losses) on investments	0.13		0.04	(0.13)
Total from investment operations	0.25		0.27	0.08

Less distributions from:
Net investment income	(0.12)		(0.24)	(0.21)
Net realized gains from security transactions	(0.13)		(0.01)	—
Total distributions	(0.25)		(0.25)	(0.21)

Net asset value at end of period	$9.89		$9.89	$9.87

Total return (b)	2.66	%(c)	2.69%	0.81	%(c)

Net assets at end of period (000’s)	$100,832		$100,236	$70,257

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.70	%(d)	0.75%	1.18	%(d)

Ratio of net expenses to average net assets (e)	0.40	%(d)	0.40%	0.40	%(d)

Ratio of net investment income to average net assets (e)	2.45	%(d)	2.29%	2.21	%(d)

Portfolio turnover rate	55	%(c)	118%	161	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2014) through November 30, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements. (Note 4).
See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016	Period Ended November 30, 2015 (a)
Net asset value at beginning of period	$10.33		$10.06	$10.00

Income from investment operations:
Net investment income	0.19		0.41	0.01
Net realized and unrealized gains on investments	0.45		0.30	0.06
Total from investment operations	0.64		0.71	0.07

Less distributions from:
Net investment income	(0.19)		(0.41)	(0.01)
Net realized gains from security transactions	(0.39)		(0.03)	—
Total distributions	(0.58)		(0.44)	(0.01)

Net asset value at end of period	$10.39		$10.33	$10.06

Total return (b)	6.43	%(c)	7.11%	0.71	%(c)

Net assets at end of period (000’s)	$69,049		$53,640	$50,278

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.87	%(d)	0.84%	1.12	%(d)

Ratio of net expenses to average net assets (e)	0.50	%(d)	0.50%	0.50	%(d)

Ratio of net investment income to average net assets (e)	3.76	%(d)	3.87%	2.38	%(d)

Portfolio turnover rate	85	%(c)	156%	93	%(c)

(a)	Represents the period from the commencement of operations (November 13, 2015) through November 30, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements. (Note 4).
See accompanying notes to financial statements.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

1. Organization

Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund commenced operations on December 29, 2014 and November 13, 2015, respectively.

Each Fund’s investment objective is total return, consisting of current income and capital appreciation.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the amendments, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the amendments by the August 1, 2017 compliance date.

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with Generally Accepted Accounting Principals in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the “Adviser”), under the general supervision of the Board. Exchange-traded funds (“ETFs”), if any, are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2017:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$27,901,798	$—	$27,901,798
Mortgage-Backed Securities	—	27,401,189	—	27,401,189
Asset-Backed Securities	—	11,236,605	—	11,236,605
Corporate Bonds	—	31,557,071	—	31,557,071
International Bonds	—	104,360	—	104,360
Money Market Funds	4,615,002	—	—	4,615,002
Total	$4,615,002	$98,201,023	$—	$102,816,025

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,360,166	$—	$2,360,166
Mortgage-Backed Securities	—	106,343	—	106,343
Municipal Bonds	—	5,164,416	—	5,164,416
Asset-Backed Securities	—	21,005	—	21,005
Corporate Bonds	—	59,291,667	—	59,291,667
International Bonds	—	1,355,369	—	1,355,369
Money Market Funds	310,875	—	—	310,875
Total	$310,875	$68,298,966	$—	$68,609,841

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

As of May 31, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The net asset value (“NAV”) per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by each Fund during the periods ended May 31, 2017 and November 30, 2016 was ordinary income. On June 30, 2017, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund paid net investment income dividends of $0.0207 and $0.0297 per share, respectively, to shareholders of record on June 29, 2017.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2017:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Tax cost of portfolio investments	$102,085,408	$66,602,610
Gross unrealized appreciation	$1,142,650	$2,445,333
Gross unrealized depreciation	(412,033)	(438,102)
Net unrealized appreciation on investments	730,617	2,007,231
Accumulated ordinary income	111,865	166,023
Accumulated capital and other gains (losses)	(758,940)	160,115
Other temporary differences	(111,852)	(165,757)
Total accumulated earnings (deficit)	$(28,310)	$2,167,612

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the six months ended May 31, 2017, Ryan Labs Core Bond Fund reclassified $43,283 of accumulated net investment income against accumulated net realized gains from security transactions on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are due to the tax treatment of paydown adjustments. Such reclassification had no effect on the Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax periods (periods ended November 30, 2015 and November 30, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended May 31, 2017, cost of purchases and proceeds from sales and maturities of investment securities, other than U.S. Government securities and short-term investments, were as follows:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Purchase of investment securities	$34,794,274	$41,924,250
Proceeds from sales and maturities of investment securities	$28,096,327	$28,028,905

During the six months ended May 31, 2017, cost of purchases and proceeds from sales and maturities of long-term U.S. Government securities were as follows:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Purchase of U.S. Government securities	$19,742,621	$25,025,954
Proceeds from sales and maturities of U.S. Government securities	$28,597,231	$26,439,143

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Adviser is a wholly-owned subsidiary of Sun Life Financial, Inc. Each Fund is managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreements, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund pay the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.40% and 0.50%, respectively, of average daily net assets.

Pursuant to Expense Limitation Agreements (“ELAs”) between each Fund and the Adviser, the Adviser has agreed, until March 31, 2018, to reduce advisory fees and reimburse other expenses in order to limit total annual operating expenses (exclusive of brokerage transaction costs and commissions; taxes; interest; costs related to any securities lending program; transaction charges and interest on borrowed money; acquired fund fees and expenses; distribution and/or shareholder servicing fees, including, without limitation, any amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; extraordinary expenses such as litigation and merger or reorganization costs; proxy solicitation and liquidation costs; indemnification payments to the Funds’ service providers, including, without limitation, the Adviser; other expenses not incurred in the ordinary course of business; and any other expenses the exclusion of which may from time to time be deemed appropriate as an excludable expense and specifically

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

approved by the Trustees of the Trust) to an amount not exceeding 0.40% and 0.50% of the average daily net assets of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund, respectively. Accordingly, during the six months ended May 31, 2017, the Adviser reduced its advisory fees in the amounts of $151,391 and $121,111 for Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund, respectively.

Under the terms of the ELAs, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, or (ii) the expense limitation in effect at the time the expenses to be recouped were incurred. As of May 31, 2017, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	November 30, 2018	November 30, 2019	May 31, 2020	Total
Ryan Labs Core Bond Fund	$151,891	$250,634	$151,391	$553,916
Ryan Labs Long Credit Fund	$14,580	$181,499	$121,111	$317,190

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
Ryan Labs Core Bond Fund
Citibank, N.A. (for the benefit of its customers)	51%
SEI Private Trust Company (for the benefit of its customers)	18%
U.S. Bank, N.A. (for the benefit of its customers)	17%
National Financial Services, LLC (for the benefit of its customers)	11%
Ryan Labs Long Credit Fund
Citibank, N.A. (for the benefit of its customers)	79%
Wells Fargo Bank, N.A. (for the benefit of its customers)	19%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of that Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the payment of net investment income dividends on June 30, 2017, as noted in Note 2.

RYAN LABS FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2016) and held until the end of the period (May 31, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for each Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

RYAN LABS FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Ryan Labs Core Bond Fund
Based on Actual Fund Return	$1,000.00	$1,026.60	0.40%	$2.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.94	0.40%	$2.02

Ryan Labs Long Credit Fund
Based on Actual Fund Return	$1,000.00	$1,064.30	0.50%	$2.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

RYAN LABS FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-561-3087, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-561-3087, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-561-3087. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RYAN LABS FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Funds’ Investment Advisory Agreement with Ryan Labs Asset Management Inc. (the “Adviser”) for an additional annual term. Approval took place at an in-person meeting held on January 23-24, 2017, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed information provided by the Adviser in response to requests of the Board and counsel.

In deciding whether to approve the renewal of the Investment Advisory Agreement, the Board recalled its review of the materials related to the Funds and the Adviser throughout the preceding 12 months and its numerous discussions with Trust management and the Adviser about the operations and performance of the Funds during that period. The Board further considered those materials and discussions and other numerous factors, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to each Fund including, without limitation, its investment advisory services since each Fund’s inception; its compliance procedures and practices; its efforts to promote the Funds and assist in their distribution; and its compliance program. After reviewing the foregoing information and further information regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to each Fund were satisfactory and adequate.

The investment performance of the Funds. In this regard, the Board compared the performance of each Fund with the performance of its benchmark indexes, custom peer groups, and Morningstar categories. The Board also considered the consistency of the Adviser’s management with each Fund’s investment objective and policies. The Board noted that the Core Bond Fund had underperformed relative to its peer group and outperformed relative to its Morningstar category for the one-year period ending November 30, 2016, and that the Long Credit Fund had underperformed relative to its peer group and Morningstar category for the one-year period ending November 30, 2016. Following additional discussion of the investment performance of each Fund; the Adviser’s experience in managing mutual funds, private funds, and separate accounts; the Adviser’s historical investment performance; and other factors, the Board concluded that the investment performance of each Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Funds. In this regard, the Board considered the Adviser’s staffing; methods of operating; the education and experience of its personnel; its compliance program, policies and procedures; its financial condition and the level of commitment to the Funds;

RYAN LABS FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the asset level of each Fund; the overall expenses of each Fund, including the advisory fee; and the differences in fees and services to the Adviser’s other similar clients. The Board considered its discussion with the Adviser regarding its Expense Limitation Agreement (the “ELA”) with the Funds, and considered the Adviser’s current and past fee reductions and expense reimbursements for the Funds. The Board further took into account the Adviser’s willingness to continue the ELA for the Funds until at least March 31, 2018.

The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name. The Board compared each Fund’s advisory fee and overall expense ratio to the average and median advisory fees and expense ratios for its peer group and Morningstar categories and fees charged to the Adviser’s other client accounts. In considering the comparison in fees and expense ratios between the Funds and other comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Funds, and the nature of the investment strategies. The Board noted that the Core Bond Fund’s advisory fee was slightly higher than the average and equal to the median advisory fee for the Fund’s peer group and below the average and median for its Morningstar category. The Board also noted that the Long Credit Fund’s advisory fee was higher than the average and the median advisory fee for the Fund’s peer group and for its Morningstar category. The Board also considered the Adviser’s commitment to limit each Fund’s expenses under the ELA. The Board noted that the overall expense ratio for the Core Bond Fund was lower than the average and median expense ratio for the funds in its peer group and Morningstar category. The Board also noted that the overall expense ratio for the Long Credit Fund was slightly lower than the average and equal to the median expense ratio for the funds in its peer group and Morningstar category. The Board also compared the fees paid by each Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such other clients as compared to the services received by the Funds. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable by each of the Funds. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of each Fund. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that for each Fund, the advisory fees paid to the Adviser by each Fund are fair and reasonable.

The extent to which the Funds and their investors would benefit from economies of scale. In this regard, the Board considered that for each Fund, the fee arrangements with the Adviser involve both the advisory fee and the ELA. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Funds have experienced benefits from the ELA and will continue to experience benefits from the ELA until each respective Fund’s assets grow to a level where its expenses otherwise fall below the expense limit. Following further discussion of the asset levels for each Fund, expectations for asset

RYAN LABS FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

growth, and level of fees, the Board determined that the fee arrangements with the Adviser will continue to provide benefits and that each Fund’s arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures and performance in seeking best execution for its clients, including the Funds. The Board also considered the historical portfolio turnover rate for each Fund; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating broker-dealers; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined for each Fund that the Adviser’s practices regarding brokerage and portfolio transactions are satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Funds; the Adviser’s process for allocating trades among the Funds and its other clients; and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found for each Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreements was in the best interests of the Funds and their shareholders. It was noted that in the Trustees’ deliberation regarding the approval of the renewal of the Investment Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors noted above.

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Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	August 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Lyrical U.S. Value Equity Fund, Lyrical U.S. Hedged Value Fund, Ryan Labs Core Bond Fund, and Ryan Labs Long Credit Fund

Date	August 8, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	August 8, 2017

*	Print the name and title of each signing officer under his or her signature.